Advances for Vessel Acquisition and Vessels under Construction, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction, Beginning balance	$ 68,356	$ 74,243
Advances paid, including capitalized expense and interest	61,857	123,560
Impairment loss	(17,163)	(9,927)
Transferred to vessel cost	(100,043)	(119,520)
Advances for vessel acquisition and vessels under construction, Closing balance	$ 13,007	$ 68,356